Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Basis of Preparation [Abstract]
Summary of Change in Accounting Policy
①	The impacts on the Company’s consolidated statement of financial position as of December 31, 2021 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won
Current assets	￦	22,050,845	—	22,050,845
Non-current assets		189,058,025	14,857	189,072,882

Total Assets		211,108,870	14,857	211,123,727

Current liabilities		31,732,220	—	31,732,220
Non-current liabilities		114,064,801	—	114,064,801

Total Liabilities		145,797,021	—	145,797,021

Contributed capital		4,053,578	—	4,053,578
Retained earnings		45,246,982	11,262	45,258,244
Other components of equity		14,468,450	—	14,468,450
Non-controlling interests		1,542,839	3,595	1,546,434

Total Equity		65,311,849	14,857	65,326,706

Total Liabilities and Equity	￦	211,108,870	14,857	211,123,727

②	The impacts on the Company’s consolidated statement of comprehensive income (loss) for the year ended December 31, 2021 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won except per share information
Sales	￦	60,574,819	98,768	60,673,587
Cost of sales		(63,559,178)	(85,112)	(63,644,290)

Gross loss		(2,984,359)	13,656	(2,970,703)

Selling and administrative expenses		(2,875,784)	(12)	(2,875,796)

Operating loss		(5,860,143)	13,644	(5,846,499)

Other non-operating income		372,921	—	372,921
Other non-operating expense		(257,932)	—	(257,932)
Other gains, net		8,519	—	8,519
Finance income		1,402,614	—	1,402,614
Finance expenses		(3,245,777)	—	(3,245,777)
Profit related to associates, joint ventures and subsidiaries		494,584	—	494,584

Loss before income tax		(7,085,214)	13,644	(7,071,570)

Income tax benefit		1,855,989	—	1,855,989

Net Loss for the period		(5,229,225)	13,644	(5,215,581)

Loss attributable to owners of the controlling company		(5,315,055)	10,533	(5,304,522)
Profit attributable to non-controlling interests		85,830	3,111	88,941
Other comprehensive income (loss)		599,614	—	599,614

Total comprehensive income (loss) for the period		(4,629,611)	13,644	(4,615,967)

Total comprehensive loss attributable to owners of the controlling company		(4,754,046)	10,533	(4,743,513)
Total comprehensive income (attributable to non-controlling interests		124,435	3,111	127,546

Loss per share (in won)	￦	(8,279)	16	(8,263)

③	The impacts on the Company’s consolidated statement of cash flows for the year ended December 31, 2021 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won
Cash flows from operating activities	￦	4,473,186	18,192	4,491,378
Cash flows from investing activities		(12,354,328)	(18,192)	(12,372,520)
Cash flows from financing activities		8,435,077	—	8,435,077

①	The impacts on the Company’s consolidated statement of financial position as of January 1, 2021 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won
Current assets	￦	20,561,941	—	20,561,941
Non-current assets		182,580,170	1,214	182,581,384

Total Assets		203,142,111	1,214	203,143,325

Current liabilities		25,881,222	—	25,881,222
Non-current liabilities		106,594,043	—	106,594,043

Total Liabilities		132,475,265	—	132,475,265

Contributed capital		4,053,578	—	4,053,578
Retained earnings		51,133,601	730	51,134,331
Other components of equity		14,109,501	—	14,109,501
Non-controlling interests		1,370,166	484	1,370,650

Total Equity		70,666,846	1,214	70,668,060

Total Liabilities and Equity	￦	203,142,111	1,214	203,143,325

②	The impacts on the Company’s consolidated statement of comprehensive income (loss) for the year ended December 31, 2020 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won except per share information
Sales	￦	57,925,837	797	57,926,634
Cost of sales		(51,804,596)	417	(51,804,179)

Gross loss		6,121,241	1,214	6,122,455

Selling and administrative expenses		(2,678,443)	—	(2,678,443)

Operating loss		3,442,798	1,214	3,444,012

Other non-operating income		1,036,448	—	1,036,448
Other non-operating expense		(417,720)	—	(417,720)
Other gains, net		35,094	—	35,094
Finance income		1,510,249	—	1,510,249
Finance expenses		(2,896,443)	—	(2,896,443)
Profit related to associates, joint ventures and subsidiaries		281,107	—	281,107

Loss before income tax		2,991,533	1,214	2,992,747

Income tax benefit		(899,064)	—	(899,064)

Net Loss for the period		2,092,469	1,214	2,093,683

Loss attributable to owners of the controlling company		1,991,347	730	1,992,077
Profit attributable to non-controlling interests		101,122	484	101,606
Other comprehensive income (loss)		(219,841)	—	(219,841)

Total comprehensive income (loss) for the period		1,872,628	1,214	1,873,842

Total comprehensive loss attributable to owners of the controlling company		1,802,824	730	1,803,554
Total comprehensive income (attributable to non-controlling interests		69,804	484	70,288

Loss per share (in won)	￦	3,102	—	3,102

③	The impacts on the Company’s consolidated statement of cash flows for the year ended December 31, 2020 are as follows:

		Original carrying amount	Adjustment	New carrying amount
		In millions of won
Cash flows from operating activities	￦	13,208,473	1	13,208,474
Cash flows from investing activities		(14,831,811)	(1)	(14,831,812)
Cash flows from financing activities		1,880,824	—	1,880,824